PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks
Aerospace & Defense — 3.6%
Axon Enterprise, Inc.*	7,644	$4,020,362
HEICO Corp. (Class A Stock)	34,312	7,238,802
Howmet Aerospace, Inc.	26,152	3,392,699
		14,651,863
Automobiles — 0.5%
Thor Industries, Inc.	24,789	1,879,254
Banks — 0.8%
NU Holdings Ltd. (Brazil) (Class A Stock)*	314,177	3,217,173
Biotechnology — 6.3%
Alkermes PLC*	53,091	1,753,065
Alnylam Pharmaceuticals, Inc.*	27,041	7,301,611
Blueprint Medicines Corp.*	16,998	1,504,493
Insmed, Inc.*	45,921	3,503,313
Natera, Inc.*	44,339	6,269,978
Neurocrine Biosciences, Inc.*	21,741	2,404,555
Revolution Medicines, Inc.*	29,545	1,044,711
Vaxcyte, Inc.*	14,409	544,084
Viking Therapeutics, Inc.*	44,050	1,063,807
		25,389,617
Building Products — 1.7%
AAON, Inc.	31,662	2,473,752
Simpson Manufacturing Co., Inc.	15,613	2,452,490
Trane Technologies PLC	5,903	1,988,839
		6,915,081
Capital Markets — 11.3%
Ares Management Corp. (Class A Stock)	42,326	6,205,415
Coinbase Global, Inc. (Class A Stock)*	10,474	1,803,937
FactSet Research Systems, Inc.	9,376	4,262,705
Interactive Brokers Group, Inc. (Class A Stock)	19,632	3,250,863
Jefferies Financial Group, Inc.	50,892	2,726,284
LPL Financial Holdings, Inc.	19,728	6,453,818
Moody’s Corp.	4,122	1,919,574
MSCI, Inc.	8,231	4,654,631
Raymond James Financial, Inc.	19,117	2,655,542
Robinhood Markets, Inc. (Class A Stock)*	77,987	3,245,819
TPG, Inc.	35,396	1,678,832
Tradeweb Markets, Inc. (Class A Stock)	44,688	6,634,381
		45,491,801
Commercial Services & Supplies — 1.6%
Copart, Inc.*	72,029	4,076,121
MSA Safety, Inc.	15,955	2,340,439
		6,416,560
Communications Equipment — 0.4%
Ciena Corp.*	28,418	1,717,300
Construction & Engineering — 2.1%
Comfort Systems USA, Inc.	9,185	2,960,601
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.	21,194	$5,387,091
		8,347,692
Construction Materials — 0.9%
Eagle Materials, Inc.	15,603	3,462,774
Consumer Staples Distribution & Retail — 2.0%
Casey’s General Stores, Inc.	12,240	5,312,650
Performance Food Group Co.*	33,348	2,622,153
		7,934,803
Distributors — 1.0%
Pool Corp.	12,281	3,909,656
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.*	38,751	4,922,927
Electrical Equipment — 2.1%
AMETEK, Inc.	20,185	3,474,646
Hubbell, Inc.	5,559	1,839,529
Vertiv Holdings Co. (Class A Stock)	45,917	3,315,207
		8,629,382
Electronic Equipment, Instruments & Components — 0.9%
Teledyne Technologies, Inc.*	7,168	3,567,585
Energy Equipment & Services — 0.9%
TechnipFMC PLC (United Kingdom)	118,922	3,768,638
Entertainment — 1.8%
ROBLOX Corp. (Class A Stock)*	52,595	3,065,763
Take-Two Interactive Software, Inc.*	20,798	4,310,385
		7,376,148
Financial Services — 0.7%
Rocket Cos., Inc. (Class A Stock)	241,894	2,919,661
Ground Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	15,755	2,330,952
Saia, Inc.*	11,731	4,099,164
		6,430,116
Health Care Equipment & Supplies — 2.5%
Cooper Cos., Inc. (The)*	37,952	3,201,251
Dexcom, Inc.*	39,590	2,703,601
Inspire Medical Systems, Inc.*	8,467	1,348,624
Penumbra, Inc.*	10,673	2,854,067
		10,107,543
Health Care Providers & Services — 1.3%
McKesson Corp.	8,014	5,393,342
Health Care Technology — 1.4%
Veeva Systems, Inc. (Class A Stock)*	23,516	5,447,011
Hotels, Restaurants & Leisure — 6.0%
Chipotle Mexican Grill, Inc.*	40,658	2,041,438
DoorDash, Inc. (Class A Stock)*	25,086	4,584,968
Flutter Entertainment PLC (United Kingdom)*	16,716	3,703,430
Hilton Worldwide Holdings, Inc.	37,064	8,433,913
Las Vegas Sands Corp.	44,112	1,704,047
A1

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	40,045	$3,868,747
		24,336,543
Household Durables — 1.1%
Garmin Ltd.	10,976	2,383,219
Somnigroup International, Inc.	36,088	2,160,949
		4,544,168
Independent Power & Renewable Electricity Producers — 1.0%
Vistra Corp.	34,594	4,062,719
Insurance — 1.3%
Arthur J. Gallagher & Co.	15,414	5,321,529
IT Services — 6.1%
Cloudflare, Inc. (Class A Stock)*	37,089	4,179,560
Gartner, Inc.*	16,034	6,730,111
Globant SA*	9,614	1,131,760
GoDaddy, Inc. (Class A Stock)*	12,128	2,184,738
MongoDB, Inc.*	14,401	2,525,935
Okta, Inc.*	26,041	2,740,034
Snowflake, Inc. (Class A Stock)*	17,889	2,614,656
Twilio, Inc. (Class A Stock)*	24,183	2,367,758
		24,474,552
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	22,055	2,579,994
IQVIA Holdings, Inc.*	10,981	1,935,950
Mettler-Toledo International, Inc.*	2,464	2,909,762
West Pharmaceutical Services, Inc.	6,872	1,538,504
		8,964,210
Machinery — 3.3%
Esab Corp.	34,229	3,987,679
Ingersoll Rand, Inc.	27,514	2,201,945
ITT, Inc.	31,139	4,021,913
Westinghouse Air Brake Technologies Corp.	16,130	2,925,176
		13,136,713
Media — 0.7%
Trade Desk, Inc. (The) (Class A Stock)*	48,981	2,680,240
Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy, Inc.	26,577	6,149,918
EOG Resources, Inc.	29,698	3,808,472
Williams Cos., Inc. (The)	76,457	4,569,070
		14,527,460
Personal Care Products — 0.4%
elf Beauty, Inc.*	26,285	1,650,435
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	17,112	1,789,573
Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	23,039	3,013,040
Semiconductors & Semiconductor Equipment — 3.4%
Entegris, Inc.	28,513	2,494,317
Marvell Technology, Inc.	22,220	1,368,085
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Monolithic Power Systems, Inc.	2,291	$1,328,734
ON Semiconductor Corp.*	39,037	1,588,416
Onto Innovation, Inc.*	14,277	1,732,371
Rambus, Inc.*	39,568	2,048,633
Teradyne, Inc.	38,611	3,189,269
		13,749,825
Software — 14.6%
AppLovin Corp. (Class A Stock)*	29,793	7,894,251
Atlassian Corp. (Class A Stock)*	16,651	3,533,509
Confluent, Inc. (Class A Stock)*	130,553	3,060,162
Crowdstrike Holdings, Inc. (Class A Stock)*	4,732	1,668,409
CyberArk Software Ltd.*	10,420	3,521,960
Datadog, Inc. (Class A Stock)*	50,695	5,029,451
Gitlab, Inc. (Class A Stock)*	27,616	1,297,952
HubSpot, Inc.*	12,839	7,334,792
Monday.com Ltd.*	9,736	2,367,406
Nutanix, Inc. (Class A Stock)*	64,606	4,510,145
Palantir Technologies, Inc. (Class A Stock)*	161,822	13,657,777
Rubrik, Inc. (Class A Stock)*	21,957	1,338,938
Tyler Technologies, Inc.*	6,380	3,709,268
		58,924,020
Specialty Retail — 5.2%
AutoZone, Inc.*	1,137	4,335,131
Burlington Stores, Inc.*	21,556	5,137,441
Floor & Decor Holdings, Inc. (Class A Stock)*	21,582	1,736,704
Tractor Supply Co.	112,825	6,216,657
Ulta Beauty, Inc.*	10,200	3,738,708
		21,164,641
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG (Switzerland) (Class A Stock)*	62,278	2,735,250
Trading Companies & Distributors — 0.6%
Air Lease Corp.	51,062	2,466,805

Total Long-Term Investments (cost $334,123,225)		395,437,650

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Short-Term Investments — 2.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	7,671,735	$7,671,735
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $188,437; includes $17,846 of cash collateral for securities on loan)(b)(wb)	188,985	188,872

Total Short-Term Investments (cost $7,860,172)		7,860,607

TOTAL INVESTMENTS—100.0% (cost $341,983,397)		403,298,257

Other assets in excess of liabilities — 0.0%		129,435

Net Assets — 100.0%		$403,427,692

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3